Investment properties (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Investment Property Text Block Abstract
Schedule of investment properties
	Land – Farms	Buildings and improvements	Opening of area	Total in operation	Construction in progress	2021
At June 30, 2021
Opening balance	686,051	56,995	104,533	847,579	10,682	858,261
Acquisitions	313	144	482	939	54,253	55,192
Acquisitions – business combination	124,253	11,683	-	135,936	81	136,017
Disposals	(1,652)	(443)	(1,582)	(3,677)	-	(3,677)
Transfers	-	2,861	11,293	14,154	(15,665)	(1,511)
(-) Depreciation	-	(2,341)	(9,375)	(11,716)	-	(11,716)
Translation gains(losses)	(27,714)	(2,285)	(4,570)	(34,569)	(897)	(35,466)
Net book balance	781,251	66,614	100,781	948,646	48,454	997,100

At June 30, 2021
Total cost	781,251	79,325	179,209	1,039,785	48,454	1,088,239
Accumulated depreciation	-	(12,711)	(78,428)	(91,139)	-	(91,139)
Net book balance	781,251	66,614	100,781	948,646	48,454	997,100

Annual depreciation rates (weighted average) - %		3	5

	Land – Farms	Buildings and improvements	Opening of area	Total in operation	Construction in progress	2022
At June 30, 2022
Opening balance	781,251	66,614	100,781	948,646	48,454	997,100
Acquisitions	1,243	7,849	1,909	11,001	50,077	61,078
Disposals	(55,514)	(7,850)	(15)	(63,379)	(31)	(63,410)
Transfers	-	7,641	38,695	46,336	(46,336)	-
(-) Depreciation	-	(3,153)	(10,249)	(13,402)	-	(13,402)
Translation gains (losses)	14,400	1,270	2,203	17,873	5,141	23,014
Net book balance	741,380	72,371	133,324	947,075	57,305	1,004,380

At June 30, 2022
Total cost	741,380	85,588	221,743	1,049,711	57,305	1,106,016
Accumulated depreciation	-	(13,217)	(88,419)	(101,636)	-	(101,636)
Net book balance	741,380	72,371	133,324	947,075	57,305	1,004,380

Annual depreciation rates (weighted average) - %		3	5

Schedule of fair values of the investment properties
		Hectares				Fair value*		Cost value**
Farm	State	2022	2021	Real estate	Acquisition	2022	2021	2022	2021

Jatobá	Bahia	13,276	13,276	Jaborandi Ltda	Mar-07	429,713	386,391	28,971	29,612
Alto Taquari	Mato Grosso	1,380	5,103	Mogno Ltda	Aug-07	30,574	304,710	17,273	33,547
Araucária	Goiás	5,534	5,534	Araucária Ltda	Apr-07	333,360	333,233	46,269	46,166
Chaparral	Bahia	37,182	37,182	Cajueiro Ltda	Nov-07	796,111	766,971	102,313	91,737
Nova Buriti	Minas Gerais	24,212	24,212	Flamboyant Ltda	Dec-07	49,787	33,829	24,298	23,448
Preferência	Bahia	17,799	17,799	Cajueiro Ltda	Sep-08	136,262	89,436	32,849	28,350
São José	Maranhão	17,566	17,566	Ceibo Ltda	Feb-17	464,248	407,025	114,448	112,463
Marangatu y Udra	Boqueron Paraguay	59,585	59,585	Agropecuaria Moroti S/A	Feb-18	337,786	449,590	220,755	211,362
Arrojadinho Farm	Bahia	16,642	16,642	Agrifirma Agro Ltda.	Jan-20	256,921	214,208	100,521	96,076
Rio do Meio Farm	Bahia	7,715	12,288	Agrifirma Agro Ltda.	Jan-20	201,908	252,328	78,998	117,912
Serra Grande Farm	Piaui	4,489	4,489	Imobiliaria Cremaq	Apr-20	82,558	71,790	42,149	36,739
Acres del Sud	Bolivia	9,875	9,875	Acres Del Sud	Feb-21	189,490	209,441	137,934	124,697
		215,255	223,551			3,308,718	3,518,952	946,778	952,109